SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Number of options
Outstanding at January 1, 2014	1,138,332
Granted	25,000
Exercised	(121,500)
Forfeited	(24,500)
Outstanding at December 31, 2014	1,017,332	1,138,332
Vested and expected to vest at December 31, 2014	834,599
Exercisable at December 31, 2014	534,999
Weighted-average exercise price
Outstanding at January 1, 2014	$ 4.25
Granted	$ 5.16
Exercised	$ 3.82
Forfeited	$ 4.09
Outstanding at December 31, 2014	$ 4.33	$ 4.25
Vested and expected to vest at December 31, 2014	$ 4.33
Exercisable at December 31, 2014	$ 4.23
Weighted-average remaining contractual life
Outstanding at January 1, 2014	33 months 9 days	41 months
Granted	56 months 1 day
Outstanding at December 31, 2014	33 months 9 days	41 months
Vested and expected to vest at December 31, 2014	26 months 10 days
Exercisable at December 31, 2014	11 months 27 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2014	$ 7
Outstanding at December 31, 2014	1,507	7
Vested and expected to vest at December 31, 2014	1,238
Exercisable at December 31, 2014	$ 843